Tax - Tax Charge (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Current tax charge/(credit)
Current year	[1]	£ 1,037		£ 689		£ 594
Adjustments in respect of prior years		(45)		(214)		55
Total		992	[2]	475	[2]	649
Deferred tax charge/(credit)
Current year		86		442		1,507
Adjustments in respect of prior years		(75)		(6)		(90)
Total		11		436		1,417
Tax charge		1,003		911	[3]	2,066	[3]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Tax charge		(1,003)		(911)	[3]	(2,066)	[3]
IAS 12 [member] | Increase (decrease) due to changes in accounting policy [member]
Deferred tax charge/(credit)
Tax charge		(222)		(211)		(174)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Tax charge		£ 222		£ 211		£ 174

[1]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £211m and 2017 by £174m. Further detail can be found in Note 1

[2]

Due to the IAS 12 update impacting AT1 tax credits, the 2018 comparative has been restated to reflect the £211m tax credit in the income statement, whereas it was previously recorded in retained earnings

[3]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1